FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8100

Strong Equity Funds, Inc., on behalf of the Strong Dow 30 Value Fund
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  (Exact name of registrant as specified in charter)

P.O. Box 850 Menomonee Falls, WI 53202
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  (Address of principal executive offices)

John Widmer, Strong Financial Corporation
P.O. Box 850 Menomonee Falls, WI 53202
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (262) 257-7730

Date of Fiscal year-end: DECEMBER 31

Date of reporting period: 7/1/2004 - 4/8/2005
                          -------------------
Item 1. Proxy Voting Record


ISSUER NAME      TICKER       CUSIP          MTG DATE      MTG TYPE
                                             PROPOSAL TYPE VOTED?    VOTE       FOR/AGNST MGMT
MICROSOFT CORP   MSFT         594918104      11/9/04       ANNUAL
1.01     Elect William H. Gates III          MGMT          YES       FOR        FOR
1.02     Elect Steven A. Ballmer             MGMT          YES       FOR        FOR
1.03     Elect James I. Cash Jr.             MGMT          YES       FOR        FOR
1.04     Elect Raymond V. Gilmartin          MGMT          YES       FOR        FOR
1.05     Elect Ann McLaughlin Korologos      MGMT          YES       FOR        FOR
1.06     Elect David F. Marquardt            MGMT          YES       FOR        FOR
1.07     Elect Charles H. Noski              MGMT          YES       FOR        FOR
1.08     Elect Helmut Panke                  MGMT          YES       FOR        FOR
1.09     Elect Jon A. Shirley                MGMT          YES       FOR        FOR
2        Amend Stock Option Plan             MGMT          YES       FOR        FOR
3        Amend Director Stock Option Plan    MGMT          YES       FOR        FOR
4        Reapprove Option/Bonus Plan for OBRAMGMT          YES       FOR        FOR
5        Ratify Selection of Auditors        MGMT          YES       FOR        FOR

PROCTER & GAMBLE PG           742718109      10/12/04      ANNUAL
CO
1.01     Elect R. Kerry Clark                MGMT          YES       FOR        FOR
1.02     Elect Joseph T. Gorman              MGMT          YES       FOR        FOR
1.03     Elect Lynn M. Martin                MGMT          YES       FOR        FOR
1.04     Elect Ralph Snyderman               MGMT          YES       FOR        FOR
1.05     Elect Robert D. Storey              MGMT          YES       FOR        FOR
2        Ratify Selection of Auditors        MGMT          YES       FOR        FOR
3        Increase Authorized Common Stock    MGMT          YES       FOR        FOR
4        Repeal Classified Board             MGMT          YES       FOR        AGNST
5        Review or Promote Animal Welfare    SHLDR         YES       AGNST      FOR

THE WALT DISNEY  DIS          254687106      02/11/05      ANNUAL
COMPANY
1      Elect Directors                       MGMT          YES       FOR        FOR
2      Ratify Auditors                       MGMT          YES       FOR        FOR
3      Approve Omnibus Stock Plan            MGMT          YES       FOR        FOR
4      Prohibit Greenmail Payments           SHRHLDR       YES       FOR        AGNST
5      Report on Vendor Standards in China   SHRHLDR       YES       AGNST      FOR

HEWLETT-PACKARD  HPQ          428236103      03/16/05      ANNUAL
CO.
1      Elect Directors                       MGMT          YES       FOR        FOR
2      Ratify Auditors                       MGMT          YES       FOR        FOR
3      Amend Employee Stock Purchase Plan    MGMT          YES       FOR        FOR



SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strong Equity Funds, Inc., on behalf of the Strong Dow 30 Value Fund
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       (Registrant)




By /s/ John W. Widmer, Secretary and Treasurer
       (Signature & Title)


Date July 11, 2005